Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

7.    Intangible assets, net

The following is a summary of intangible assets, net (in thousands):

	As of December 31, 2022
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB	RMB	RMB
Software	3,192	(1,322)	1,870
License	54,904	(54,904)	—
Content	38,300	(9,903)	28,397
Brand name	48,000	(4,217)	43,783
Technology	7,500	(1,313)	6,187
Others	9	(9)	—
Total	151,905	(71,668)	80,237

	As of December 31, 2023
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB	RMB	RMB
Software	6,378	(1,789)	4,589
License	54,904	(54,904)	—
Content	51,600	(19,558)	32,042
Brand name	91,000	(12,242)	78,758
Technology	10,200	(3,218)	6,982
Others	299	(25)	274
Total	214,381	(91,736)	122,645

Amortization expenses were RMB15.7 million, RMB21.5 million and RMB20.1 million for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment charge was recognized for any of the years presented.

7.    Intangible assets, net (Continued)

As of December 31, 2023, estimated amortization expense for intangible assets subject to amortization is as follows (in thousands):

RMB
2024	22,127
2025	22,127
2026	18,697
2027	14,340
2028	10,509
Thereafter	34,845
Total	122,645